Leases (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Leases
8. Leases
The Company enters into leases as a lessee for data centers, office buildings, and technology equipment.
Leases for offices generally have an initial term of three to ten years, often with multi-year renewal periods. Data center leases generally have an initial term from five to fifteen years, some of which include options to extend the leases for up to ten years.
The components of lease cost related to operating leases for the periods presented were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Operating lease cost	$180,450	$65,781	$335,502	$100,757
Variable lease cost	57,851	10,524	101,780	13,438
Total lease cost	$238,301	$76,305	$437,282	$114,195

Supplemental condensed consolidated cash flow and other information related to operating leases for the periods presented were as follows (in thousands):

	Six Months Ended June 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$301,288	$79,428

Information relating to the lease term and discount rate for operating leases were as follows:

	June 30, 2025	December 31, 2024
Weighted-average remaining lease term (in years):
Operating leases	9	9
Weighted-average discount rate:
Operating leases	12%	12%

The future lease payments included in the measurement of the Company’s operating lease liabilities as of June 30, 2025, were as follows (in thousands):

Future Payments
Years Ending December 31,	Operating Leases
Remaining portion of 2025	$336,597
2026	683,723
2027	700,911
2028	710,950
2029	647,554
Thereafter	2,620,187
Total undiscounted lease payments	5,699,922
Less: imputed interest	(2,252,450)
Present value of lease liabilities	$3,447,472

As of June 30, 2025, the Company executed additional lease agreements, primarily for data centers and office buildings, that had not yet commenced. The aggregate amount of estimated future undiscounted lease payments associated with such leases is $34.0 billion. These leases will commence between 2025 and 2028 with estimated lease terms of four to 16 years. During the six months ended June 30, 2025, the Company modified certain agreements resulting in the termination of the related escrow agreements. As a result, $304 million of the cash held in escrow, inclusive of interest, was returned to the Company with the remaining escrow balance applied toward future lease payments at that time. These escrow funds were previously included within other non-current assets on the condensed consolidated balance sheets.
As of June 30, 2025, the Company had additional lease agreements for various data center locations with commencement dates subject to regulatory approvals and completion of landlord improvements. The Company may be required to make fixed lease payments of up to $0.9 billion over the next 13 years.
In April 2025, the Company entered into a finance lease for data center infrastructure assets with the DCSP (as defined in Note 10—Debt). Refer to Note 10—Debt for additional information.
The Company has entered into a lease agreement for various buildings located at a single site intended to be used as a data center. The agreement provides access to 133 MW of electrical power, which is expected to be delivered in phases in 2026. The Company will make contractual rent payments based on construction costs incurred by the lessor. The total contractual rent payments range from $3.8 billion to $4.8 billion over the 15 year term of this lease.
Additionally, the Company has entered into lease agreements whereby the Company will pay a portion of the construction costs incurred by the lessor during the construction period and during the lease term, which are considered variable lease payments. These lease agreements provide access to 135 MW of electrical power, which is expected to be delivered in phases between 2025 and 2027.
The Company will assess lease classification upon lease commencement.
Unconsolidated Joint Venture
In June 2025, the Company entered into a joint venture (the “JV”) with a third-party infrastructure developer to support the acquisition and development of a multi-phase data center campus in Kenilworth, New Jersey. Upon formation, the third-party infrastructure developer obtained an 85% equity interest while the Company holds the remaining 15% equity interest in the JV. The Company contributed net assets worth $57 million for its 15% equity interest. The JV will construct and develop the campus using a combination of additional debt and equity capital.
The Company accounts for its unconsolidated investment in the JV as an equity method investment included in other non-current assets on the condensed consolidated balance sheets. The carrying amount of the Company’s investment in the JV is $57 million as of June 30, 2025.

8. Leases
The Company enters into leases as a lessee for data centers, office buildings, and equipment. The Company determines if an arrangement is a lease or contains a lease at inception and whether that lease meets the classification criteria for a finance or operating lease in accordance with U.S. GAAP. The Company applied judgment in performing the lease classification tests related to transfer of ownership, bargain purchase option, lease term assessment, estimated fair value, and the specialized nature of the underlying asset.
Leases for offices generally have an initial term of four to ten years, often with multi-year renewal periods. Data center leases generally have an initial term from three to fifteen years, some of which include options to extend the leases for up to ten years. Additionally, the Company’s equipment leases generally have an initial term of two years and include the option to purchase the asset. Variable costs generally relate to costs associated with Common Area Maintenance (CAM), utilities reimbursed to the landlord, and physical security expenses within certain lease agreements. These are not included in operating or finance lease cost and are expensed as incurred.
The components of total lease cost related to leases for the years ended December 31, 2022, 2023, and 2024 were as follows (in thousands):

	Year Ended December 31,
	2022	2023	2024
Operating lease cost:
Operating lease cost	$236	$41,515	$288,628
Finance lease cost:
Amortization of ROU assets	$1,904	$3,050	$18,565
Interest on lease liabilities	903	868	8,709
Total finance lease cost	$2,807	$3,918	$27,274
Variable lease cost	$370	$16,028	$54,633
Total lease cost	$3,413	$61,461	$370,535

Supplemental consolidated balance sheet information related to leases were as follows (in thousands):

	December 31, 2023	December 31, 2024
Operating leases:
Operating lease ROU assets	$461,966	$2,589,547
Operating lease liabilities, current	$39,789	$213,104
Operating lease liabilities, non-current	432,653	2,388,912
Total operating lease liabilities	$472,442	$2,602,016
Finance leases:
Property and equipment	$15,250	$157,146
Less: amortization	(4,954)	(23,544)
Property and equipment, net	$10,296	$133,602

	December 31, 2023	December 31, 2024
Finance lease liabilities, current	$3,534	$57,801
Finance lease liabilities, non-current	510	34,120
Total finance lease liabilities	$4,044	$91,921

Supplemental consolidated cash flow and other information related to leases for the years ended December 31, 2022, 2023, and 2024 were as follows (in thousands):

	Year Ended December 31,
	2022	2023	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$456	$30,381	$253,285
Operating cash flows from finance leases	903	868	8,709
Financing cash flows from finance leases	3,840	7,606	54,052

Information relating to the lease term and discount rate for the years ended December 31, 2022, 2023, and 2024 were as follows:

	Year Ended December 31,
	2022	2023	2024
Weighted-average remaining lease term (in years):
Operating leases	6	8	9
Finance leases	2	1	2
Weighted-average discount rate:
Operating leases	12%	12%	12%
Finance leases	11%	11%	11%

The future lease payments included in the measurement of the Company’s operating lease liabilities and finance lease liabilities as of December 31, 2024, were as follows (in thousands):

	Future Payments
Years Ending December 31,	Operating Leases	Finance Leases
2025	$507,855	$64,267
2026	525,805	35,000
2027	538,988	—
2028	544,028	—
2029	475,670	—
Thereafter	1,775,509	—
Total undiscounted lease payments	4,367,855	99,267
Less: imputed interest	(1,765,839)	(7,346)
Present value of lease liabilities	$2,602,016	$91,921

The Company incurred interest expense on its finance leases of $1 million, $1 million, and $9 million for the years ended December 31, 2022, 2023, and 2024, respectively.
As of December 31, 2024, the Company executed additional lease agreements, primarily for data centers and office buildings, that had not yet commenced. The aggregate amount of estimated future undiscounted lease payments associated with such leases is $15.0 billion. These leases will commence between 2025 and 2026 with estimated lease terms of five to sixteen years.
As of December 31, 2024, the Company had additional lease agreements for various data center locations with commencement dates subject to regulatory approvals and completion of landlord improvements. The Company may be required to make fixed lease payments up to $1.1 billion over the next seventeen years. The Company will assess the lease classification upon lease commencement.
Additionally, in August 2024, the Company entered into a lease agreement for various buildings located at a single site intended to be used as data centers. The agreement provides access to 50 MW of electrical power, which is expected to be delivered in phases between the fourth quarter of 2025 and the fourth quarter of 2026. The Company will pay a portion of the construction costs incurred by the lessor during the construction period and during the lease term, which are considered variable lease payments. The Company will assess the lease classification upon lease commencement, estimated to be in 2027.